Note 2: Significant Accounting Policies: K. Warranty Expense (Policies)	12 Months Ended
Dec. 31, 2015
Policies
K. Warranty Expense

K.  Warranty Expense

The Company has established a product warranty reserve, set at five percent (5%) of sales, beginning for the quarter ending September 30, 2014.  As such, the Company charged $1,800 and $11,236, to the expense line Sales Reserve for the years ending December 31, 2014 and 2015, respectively.  Additionally, the Company set up a corresponding liability, Product Warranty Reserve, in the amount of $1,800 and $13,036 shown in accrued liabilities for the years ended December 31, 2014 and 2015, respectively.